Taxes - Schedule of Deferred Tax Assets, Net and Deferred Tax Liabilities (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Deferred tax assets:
Fixed assets depreciation adjustment	$ 97,308	$ 85,190
Software depreciation adjustment		51,958
Amortization of investment in films and TV series	250,578	165,146
Accrued asset retirement obligation	61,953	56,735
Operating lease liabilities	1,276,635	1,555,157
Net operating loss	1,450,905	357,947
Total deferred tax assets	3,137,379	2,272,133
Valuation allowance	(1,420,384)	(49,909)	$ (56,911)
Total deferred tax assets, net of valuation allowance	1,716,995	2,222,224
Net off with deferred tax liabilities	(1,654,027)	(2,173,157)
Deferred tax assets, net	62,968	49,067
Deferred tax liabilities
Advance to game developers	4,904,363	3,782,403
Prepaid royalties and prepaid expenses	1,651,981	1,373,710
Right-of-use assets	1,298,285	1,534,321
Realized contingent gains		1,607,769
Foreign interest	93,682	83,115
Capitalized SaaS costs	517,133
Other	8,569
Total deferred tax liabilities	8,474,013	8,381,318
Net off with deferred tax assets	(1,654,027)	(2,173,157)
Deferred tax liabilities, net	$ 6,819,986	$ 6,208,161